Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Central Index Key	0001286973
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-37982
Entity Registrant Name	Americas Gold & Silver Corp
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	145 King Street West
Entity Address, Address Line Two	Suite 2870
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 1J8
City Area Code	416
Local Phone Number	848-9503
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	USAS
Name of Exchange on which Security is Registered	NYSE
Annual information form	true
Audited annual financial statements	true
Entity Common Stock, Shares Outstanding	165,145,187
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Auditor Attestation Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Toronto, Ontario, Canada
Auditor Firm Id	261
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Registered Agent Solutions, Inc.
Entity Address, Address Line One	99 Washington Avenue
Entity Address, Address Line Two	Suite 1008
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12260
City Area Code	888
Local Phone Number	705-7274